OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	$ 27,767	$ 22,075
Service cost	16,785	14,226
Interest cost	7,305	6,798
Actuarial loss	(12,142)	1,296
Foreign exchange gain	(253)	(584)
Benefits paid	(19,573)	(16,044)
Obligation, end of fiscal year	$ 19,889	$ 27,767